Segment information - Net premiums written by client location and underwriting location by reportable segment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	$ 305.7	$ 277.6	$ 1,095.4	$ 874.7	$ 1,090.2	$ 938.1	$ 847.6
Client location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	179.0	166.2	601.5	455.6	563.1	463.0	397.5
Client location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	46.1	43.7	249.6	209.0	262.3	258.9	241.9
Client location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	30.1	32.6	85.7	80.2	111.4	88.3	101.2
Client location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	50.5	35.1	158.6	129.9	153.4	127.9	107.0
Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	46.1	40.1	130.6	119.4	150.5	319.3	265.2
Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	150.1	113.1	568.8	450.1	583.3	531.3	499.0
Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	91.6	112.8	348.4	270.7	315.5	51.5	49.7
Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	17.9	11.6	47.6	34.5	40.9	36.0	33.7
Global Property | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	144.9	121.4	569.1	450.8	556.2	514.2	440.7
Global Property | Client location: United States | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	62.4	46.2	241.0	186.5	220.8	214.8	163.5
Global Property | Client location: Europe | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	22.8	22.2	148.4	116.3	142.4	146.0	134.6
Global Property | Client location: Canada, the Caribbean, Bermuda and Latin America | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	24.7	28.9	69.7	65.6	93.0	67.4	74.9
Global Property | Client location: Asia and Other | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	35.0	24.1	110.0	82.4	100.0	86.0	67.7
Global Property | Underwriting location: United States | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	12.6	3.0	28.8	40.6	54.4	192.9	156.9
Global Property | Underwriting location: Europe | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	61.3	43.2	271.5	207.1	239.4	238.3	203.5
Global Property | Underwriting location: Canada, the Caribbean, Bermuda and Latin America | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	53.8	64.2	224.0	171.2	225.2	50.1	49.6
Global Property | Underwriting location: Asia and Other | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	17.2	11.0	44.8	31.9	37.2	32.9	30.7
Global A&H | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	87.9	107.6	286.2	260.1	341.5	277.6	262.3
Global A&H | Client location: United States | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	71.4	95.1	229.5	220.4	284.5	211.7	209.2
Global A&H | Client location: Europe | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	7.4	6.1	25.1	17.4	28.2	34.0	22.6
Global A&H | Client location: Canada, the Caribbean, Bermuda and Latin America | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	2.6	2.1	8.6	6.7	9.5	9.4	12.0
Global A&H | Client location: Asia and Other | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	6.5	4.3	23.0	15.6	19.3	22.5	18.5
Global A&H | Underwriting location: United States | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	27.7	37.1	81.0	80.3	98.2	111.6	104.2
Global A&H | Underwriting location: Europe | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	52.7	36.7	164.5	107.7	196.4	164.2	157.9
Global A&H | Underwriting location: Canada, the Caribbean, Bermuda and Latin America | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	7.3	33.8	40.1	71.8	46.4	1.4
Global A&H | Underwriting location: Asia and Other | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.2		0.6	0.3	0.5	0.4	0.2
Specialty & Casualty | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	72.6	48.4	228.3	164.5	193.0	137.4	147.5
Specialty & Casualty | Client location: United States | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	45.3	25.2	119.6	49.9	59.0	28.4	29.1
Specialty & Casualty | Client location: Europe | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	15.8	15.4	76.0	75.3	91.7	78.9	81.5
Specialty & Casualty | Client location: Canada, the Caribbean, Bermuda and Latin America | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	2.8	1.5	7.4	7.8	8.7	11.3	14.1
Specialty & Casualty | Client location: Asia and Other | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	8.7	6.3	25.3	31.5	33.6	18.8	22.8
Specialty & Casualty | Underwriting location: United States | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	5.8	0.3	9.3	(0.3)	(1.0)	6.5	8.2
Specialty & Casualty | Underwriting location: Europe | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	36.1	33.1	132.8	135.2	147.5	128.8	136.8
Specialty & Casualty | Underwriting location: Canada, the Caribbean, Bermuda and Latin America | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	30.5	14.8	84.3	27.7	43.9		0.1
Specialty & Casualty | Underwriting location: Asia and Other | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.2	0.2	1.9	1.9	2.6	2.1	2.4
Runoff & Other | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.3	0.2	11.8	(0.7)	(0.5)	8.9	(2.9)
Runoff & Other | Client location: United States | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	(0.1)	(0.3)	11.4	(1.2)	(1.2)	8.1	(4.3)
Runoff & Other | Client location: Europe | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.1		0.1				3.2
Runoff & Other | Client location: Canada, the Caribbean, Bermuda and Latin America | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums		0.1		0.1	0.2	0.2	0.2
Runoff & Other | Client location: Asia and Other | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.3	0.4	0.3	0.4	0.5	0.6	(2.0)
Runoff & Other | Underwriting location: United States | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums		(0.3)	11.5	(1.2)	(1.1)	8.3	(4.1)
Runoff & Other | Underwriting location: Europe | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums		0.1		0.1			0.8
Runoff & Other | Underwriting location: Asia and Other | Reportable segments
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	$ 0.3	$ 0.4	$ 0.3	$ 0.4	$ 0.6	$ 0.6	$ 0.4